Quarterly financial information (unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly financial information (unaudited)
Quarterly financial information (unaudited)
The following tables contain selected unaudited statement of operations information for each quarter of the year ended December 31, 2017 and 2016. The tables include all adjustments, consisting only of normal recurring adjustments, that is necessary for fair presentation of the consolidated financial position and operating results for the quarters presented. Our business is affected by seasonality, which historically has resulted in higher sales volume during our second and third quarter.
Unaudited quarterly results for the year ended December 31, 2017 are as follows:

(in millions, except per share data)	March 31	June 30	September 30	December 31 (1)
Net sales	$1,998.8	$2,247.0	$2,048.7	$1,959.2
Net income	22.6	31.3	38.9	27.0
Income per share:
Basic and diluted	$0.16	$0.22	$0.28	$0.19
Shares used in computation of income (loss) per share:
Basic	139.4	140.1	140.4	140.7
Diluted	140.8	141.3	141.4	141.8

(1)
Included in the fourth quarter of 2017 was a loss of $3.8 million relating to the annual mark to market adjustment on the defined benefit pension and postretirement plans. Refer to “Note 8: Employee benefit plans” for further information.

Unaudited quarterly results for the year ended December 31, 2016 are as follows:

(in millions, except per share data)	March 31	June 30	September 30 (1)	December 31 (2)
Net sales	$1,999.0	$2,262.5	$1,999.7	$1,812.5
Net income (loss)	14.0	39.8	(63.0)	(59.2)
Income (loss) per share:
Basic and diluted	$0.10	$0.29	$(0.46)	$(0.43)
Shares used in computation of income (loss) per share:
Basic	137.6	137.6	137.7	138.1
Diluted	137.8	138.1	137.7	138.1

(1)	Included in the third quarter of 2016 was an impairment charge of $133.9 million. Refer to “Note 13: Impairment charges” for further information.

(2)
Included in the fourth quarter of 2016 was a loss of $68.6 million relating to the annual mark to market adjustment on the defined benefit pension and postretirement plans. Refer to “Note 8: Employee benefit plans” for further information.